Inventories - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Inventories, recognized as expense	kr 65,042	kr 68,838
Inventories, at net realisable value	3,994	3,927
Write downs Reversals of Inventories	823	859
Net inventories	kr 8,287	kr 11,692